Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 188	$ 263
Collectively evaluated for impairment	12,942	13,975
Total	13,305	14,361	$ 14,268	$ 16,528
Individually evaluated for impairment	6,539	7,354
Collectively evaluated for impairment	1,048,711	993,910
Total	1,055,506	1,001,527
Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	175	123
Loan balance of loans acquired with credit deterioration	256	263
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	82	23
Collectively evaluated for impairment	1,850	1,455
Total	2,018	1,478	1,819	2,838
Individually evaluated for impairment	1,983	873
Collectively evaluated for impairment	133,391	123,397
Total	135,462	124,402
Commercial and Agriculture [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	86
Loan balance of loans acquired with credit deterioration	88	132
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	4	103
Collectively evaluated for impairment	2,167	2,364
Total	2,171	2,467	2,221	2,931
Individually evaluated for impairment	1,896	2,141
Collectively evaluated for impairment	159,468	165,756
Total	161,364	167,897
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	4,606	4,657
Total	4,606	4,657	4,334	3,888
Individually evaluated for impairment	359	1,742
Collectively evaluated for impairment	395,572	346,697
Total	395,931	348,439
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	102	137
Collectively evaluated for impairment	2,898	3,826
Total	3,089	4,086	3,747	5,224
Individually evaluated for impairment	1,686	1,642
Collectively evaluated for impairment	245,454	234,565
Total	247,308	236,338
Residential Real Estate [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired with credit deterioration	89	123
Loan balance of loans acquired with credit deterioration	168	131
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	420	371
Total	420	371	428	184
Collectively evaluated for impairment	56,293	58,898
Total	56,293	58,898
Farm Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	442	538
Total	442	538	822	740
Individually evaluated for impairment	614	953
Collectively evaluated for impairment	40,556	46,040
Total	41,170	46,993
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	314	382
Total	314	382	200	217
Individually evaluated for impairment	1	3
Collectively evaluated for impairment	17,977	18,557
Total	17,978	18,560
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	245	382
Total	$ 245	$ 382	$ 697	$ 506